TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 519	$ 465
Other payables & accrued liabilities	284	212
Total current trade and accrued liabilities	$ 803	$ 677